SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 92,769	$ 75,731
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	24,724	19,694
Canada
Disclosure of geographical areas [line items]
Revenue	10,752	7,548
United Kingdom
Disclosure of geographical areas [line items]
Revenue	25,090	21,497
Brazil
Disclosure of geographical areas [line items]
Revenue	5,294	3,730
Other Europe
Disclosure of geographical areas [line items]
Revenue	9,084	6,924
Australia
Disclosure of geographical areas [line items]
Revenue	6,041	5,892
INDIA
Disclosure of geographical areas [line items]
Revenue	2,743	2,520
Colombia
Disclosure of geographical areas [line items]
Revenue	2,135	1,890
Other Asia
Disclosure of geographical areas [line items]
Revenue	3,042	2,708
Other
Disclosure of geographical areas [line items]
Revenue	$ 1,955	$ 1,761